GOODWILL AND INTANGIBLE ASSETS - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets, Net [Abstract]
Accumulated Amortization	$ (134,420)	$ (120,315)
Net Carrying Amount	37,164
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Gross Carrying Amount	481,932	477,585
Accumulated Amortization	(134,420)	(120,315)
Net Carrying Amount	347,512	357,270	$ 368,326
Supplier relationships
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Amount	28,485	27,917
Accumulated Amortization	(22,315)	(19,528)
Net Carrying Amount	6,170	8,389
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Accumulated Amortization	(22,315)	(19,528)
Customer relationships
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Amount	129,673	126,150
Accumulated Amortization	(103,118)	(92,873)
Net Carrying Amount	26,555	33,277
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Accumulated Amortization	(103,118)	(92,873)
Other
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Amount	13,426	13,093
Accumulated Amortization	(8,987)	(7,914)
Net Carrying Amount	4,439	5,179
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Accumulated Amortization	(8,987)	(7,914)
DOLE brand
Indefinite-lived Intangible Assets (Excluding Goodwill) [Abstract]
Gross Carrying Amount	306,280	306,280
Water rights
Indefinite-lived Intangible Assets (Excluding Goodwill) [Abstract]
Gross Carrying Amount	$ 4,068	$ 4,145